Shareholders' Deficit - Schedule of Warrant and Conversion Feature Liabilities (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Warrant and conversion feature liability		$ 10,222	$ 2,800
Less: current portion of warrant and conversion feature liability		(2,870)
WARRANT LIABILITY		$ 7,352	2,800
Former Senior Lender [Member]
Shares Issuable
Current Exercise Price
Warrant and conversion feature liability			537
Mr. Davis [Member]
Shares Issuable
Current Exercise Price
Warrant and conversion feature liability			45
Series A, B and Convertible Preferred Shareholders [Member]
Shares Issuable		398,527
Current Exercise Price		$ 7.41
Warrant and conversion feature liability		$ 1,164	2,175
Lincoln Park Capital Fund [Member]
Shares Issuable		76,933
Current Exercise Price		$ 7.41
Warrant and conversion feature liability		$ 234	43
Lender of October 2016 Notes Payable [Member]
Shares Issuable		3,333
Current Exercise Price		$ 7.41
Warrant and conversion feature liability		$ 10
June 9, 2016 Investors [Member]
Shares Issuable		133,333
Current Exercise Price		$ 7.41
Warrant and conversion feature liability		$ 406
Convertible Noteholders [Member]
Shares Issuable	[1]	879,993
Current Exercise Price	[1]	$ 8.33
Warrant and conversion feature liability	[1]	$ 7,369
Messrs Hanson and Davis [Member]
Shares Issuable		22,223
Current Exercise Price		$ 7.41
Warrant and conversion feature liability		$ 64
Sutter Securities Incorporated [Member]
Shares Issuable		1,875
Current Exercise Price		$ 8.33
Warrant and conversion feature liability		$ 5
Trooien Capital, LLC [Member]
Shares Issuable		333,333
Current Exercise Price		$ 8.33
Warrant and conversion feature liability		$ 968
Craft Capital Management LLC [Member]
Shares Issuable		601
Current Exercise Price		$ 8.33
Warrant and conversion feature liability		$ 2

[1]	Shares issuable includes only warrants issued in connection with convertible notes.